LEASES - Operating leases recognized in balance sheet (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LEASES
Operating lease right-of-use assets	¥ 3,830,932	$ 593,336	¥ 5,149,090
Current portion of operating lease liabilities of the consolidated VIE without recourse to the Group	¥ 4,483,227	$ 694,363	3,787,210
Operating lease liabilities-non-current portion			¥ 2,464,495